SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Prepaid Expenses And Deposits
Insurance	$ 1,491,338	$ 2,938,246
Prepaid director fees		107,763
Prepaid interest		6,969
Prepaid marketing services	817,560	1,638,179
Prepaid rent	9,202
Prepaid subscriptions	15,305	35,687
Deposits	722,312	768,033
Prepaid expenses and deposits	$ 3,055,717	$ 5,494,877